Restrictions on Cash and Due from Banks - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Minimum average reserve balances required by banking regulators	$ 3.1	$ 3.0
Balances held at the federal reserve and other financial institutions	$ 2.4	$ 2.9